RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2019
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

16.  RELATED PARTY BALANCES AND TRANSACTIONS

Nature of the relationships with related parties:

Name	Relationship with the Company
Marvel Billion Development Limited	A company under the significant influence of the Company’s former shareholder, Ms. Zhu

(a)	As of December 31, 2019, the following balance was due from the related party:

		As of December 31,
Amount due from the related party		2019
		US$
Marvel Billion Development Limited	(i)	42,857
(i)	The amounts represent the receivables due from Marvel Billion Development Limited relating to the Disposal, which has been collected on April 15, 2020.